Schedule of Investments (unaudited)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.(a)	1,660	$ 112,482
AeroVironment, Inc.(a)(b)	1,318	237,438
Archer Aviation, Inc., Class A(a)	13,170	124,456
BWX Technologies, Inc.	4,317	487,519
Cadre Holdings, Inc.	1,059	40,824
Ducommun, Inc.(a)	636	43,490
Hexcel Corp.	3,927	256,040
Huntington Ingalls Industries, Inc.	1,874	369,665
Kratos Defense & Security Solutions, Inc.(a)	6,901	230,286
Leonardo DRS, Inc.(a)	3,439	120,881
Loar Holdings, Inc.(a)(b)	589	46,814
Mercury Systems, Inc.(a)(b)	2,527	105,351
Moog, Inc., Class A	1,349	245,059
Rocket Lab U.S.A., Inc., Class A(a)	12,691	368,673
Spirit AeroSystems Holdings, Inc., Class A(a)	5,490	186,715
Standardaero, Inc.(a)(b)	3,596	96,517
Triumph Group, Inc.(a)	3,544	66,415
V2X, Inc.(a)	597	31,122
Woodward, Inc.	2,673	495,173
		3,664,920
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)	2,414	53,639
CH Robinson Worldwide, Inc.	5,501	547,294
Forward Air Corp.(a)	1,242	40,055
GXO Logistics, Inc.(a)	5,621	255,474
Hub Group, Inc., Class A	2,975	132,715
		1,029,177
Automobile Components — 1.2%
Adient PLC(a)	4,239	73,886
American Axle & Manufacturing Holdings, Inc.(a)	5,760	30,125
Autoliv, Inc.	3,276	316,658
BorgWarner, Inc.	10,741	342,638
Dana, Inc.	6,090	97,075
Dorman Products, Inc.(a)	1,244	163,312
Fox Factory Holding Corp.(a)	1,949	53,247
Garrett Motion, Inc.	5,626	53,897
Gentex Corp.	11,005	285,249
Gentherm, Inc.(a)	1,479	56,424
Goodyear Tire & Rubber Co. (The)(a)	13,301	117,980
LCI Industries	1,188	124,490
Lear Corp.	2,683	252,443
Mobileye Global, Inc., Class A(a)(b)	3,981	65,786
Modine Manufacturing Co.(a)(b)	2,340	237,393
Patrick Industries, Inc.	1,556	151,150
Phinia, Inc.	1,957	99,592
QuantumScape Corp., Class A(a)(b)	16,719	86,437
Standard Motor Products, Inc.	947	29,376
Visteon Corp.(a)	1,331	111,884
XPEL, Inc.(a)(b)	1,031	43,230
		2,792,272
Automobiles — 0.5%
Harley-Davidson, Inc.	6,324	171,127
Lucid Group, Inc.(a)(b)	57,732	159,340
Rivian Automotive, Inc., Class A(a)(b)	33,858	425,257
Thor Industries, Inc.	2,403	247,125
Winnebago Industries, Inc.	1,358	64,912
		1,067,761
Banks — 7.7%
1st Source Corp.	926	58,079
Security	Shares	Value
Banks (continued)
Amalgamated Financial Corp.	821	$ 28,686
Amerant Bancorp, Inc., Class A	1,602	37,166
Ameris Bancorp	3,156	207,191
Associated Banc-Corp.	7,866	197,751
Atlantic Union Bankshares Corp.	4,234	159,918
Axos Financial, Inc.(a)	2,522	176,363
Banc of California, Inc.	6,702	107,366
BancFirst Corp.	983	117,056
Bancorp, Inc. (The)(a)	2,170	132,500
Bank First Corp.	454	45,936
Bank of Hawaii Corp.	1,867	139,110
Bank OZK	5,053	256,642
BankUnited, Inc.	3,499	143,844
Banner Corp.	1,648	116,464
Berkshire Hills Bancorp, Inc.	2,103	61,849
BOK Financial Corp.	1,113	122,897
Brookline Bancorp, Inc.	4,196	51,317
Burke & Herbert Financial Services Corp.	648	41,673
Business First Bancshares, Inc.	1,397	37,705
Byline Bancorp, Inc.	1,458	42,778
Cadence Bank	8,475	298,320
Capitol Federal Financial, Inc.	5,754	34,236
Cathay General Bancorp	3,382	160,611
Central Pacific Financial Corp.	904	27,021
City Holding Co.	716	84,581
Coastal Financial Corp.(a)(b)	531	47,355
Columbia Banking System, Inc.	9,813	273,783
Columbia Financial, Inc.(a)	1,357	20,070
Comerica, Inc.	6,229	419,336
Commerce Bancshares, Inc.	6,283	419,704
Community Financial System, Inc.	2,500	163,825
Community Trust Bancorp, Inc.	794	42,487
ConnectOne Bancorp, Inc.	1,780	45,105
CrossFirst Bankshares, Inc.(a)	2,228	36,183
Cullen/Frost Bankers, Inc.	2,843	396,314
Customers Bancorp, Inc.(a)	1,404	80,000
CVB Financial Corp.	6,262	130,500
Dime Community Bancshares, Inc.	2,030	63,397
Eagle Bancorp, Inc.	1,393	36,511
Eastern Bankshares, Inc.	9,421	172,970
Enterprise Financial Services Corp.	1,840	110,106
Equity Bancshares, Inc., Class A	695	30,302
FB Financial Corp.	1,791	94,583
First Bancorp	1,915	84,509
First Bancorp	7,899	163,983
First Bancshares, Inc. (The)	1,388	53,230
First Busey Corp.	2,804	68,081
First Commonwealth Financial Corp.	4,959	82,716
First Community Bankshares, Inc.	792	34,349
First Financial Bancorp	4,639	129,985
First Financial Bankshares, Inc.	6,749	251,468
First Hawaiian, Inc.	6,194	171,078
First Horizon Corp.	25,626	560,953
First Interstate BancSystem, Inc., Class A	4,494	148,077
First Merchants Corp.	2,845	126,432
First Mid Bancshares, Inc.	1,103	41,837
Five Star Bancorp	760	23,112
Flagstar Financial, Inc.	14,491	171,428
FNB Corp.	16,905	265,239
Fulton Financial Corp.	8,329	169,412
German American Bancorp, Inc.	1,459	60,300
Glacier Bancorp, Inc.	5,373	266,877

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Great Southern Bancorp, Inc.	447	$ 26,279
Hancock Whitney Corp.	4,060	242,544
Heartland Financial U.S.A., Inc.	1,992	128,823
Heritage Commerce Corp.	2,936	28,450
Heritage Financial Corp.	1,640	42,148
Hilltop Holdings, Inc.	2,315	69,867
Home BancShares, Inc.	9,151	276,269
Hope Bancorp, Inc.	5,636	65,716
Horizon Bancorp, Inc.	2,112	35,460
Independent Bank Corp.	2,011	135,059
Independent Bank Corp.	998	36,327
International Bancshares Corp.	2,570	169,337
Lakeland Financial Corp.	1,169	79,539
Live Oak Bancshares, Inc.	1,618	57,423
Mercantile Bank Corp.	749	36,559
Metrocity Bankshares, Inc.	1,046	32,280
Metropolitan Bank Holding Corp.(a)	459	29,436
MidWestOne Financial Group, Inc.	809	25,589
National Bank Holdings Corp., Class A	1,800	77,634
NB Bancorp, Inc.(a)(b)	1,880	36,021
NBT Bancorp, Inc.	2,185	104,072
Nicolet Bankshares, Inc.	686	76,921
Northeast Bank	395	39,974
Northwest Bancshares, Inc.	5,920	78,203
OceanFirst Financial Corp.	2,791	50,126
OFG Bancorp	2,234	95,414
Old National Bancorp	14,963	356,868
Old Second Bancorp, Inc.	2,249	42,259
Origin Bancorp, Inc.	1,376	52,178
Orrstown Financial Services, Inc.	943	34,269
Pacific Premier Bancorp, Inc.	4,560	118,104
Park National Corp.	698	118,458
Pathward Financial, Inc.(b)	1,209	96,394
Peoples Bancorp, Inc.	1,691	55,211
Pinnacle Financial Partners, Inc.	3,638	453,913
Popular, Inc.	3,347	344,540
Premier Financial Corp.	1,788	49,760
Prosperity Bancshares, Inc.	4,490	359,200
Provident Financial Services, Inc.	5,901	109,582
QCR Holdings, Inc.	816	63,452
Republic Bancorp, Inc., Class A	494	32,332
S&T Bancorp, Inc.	1,820	71,781
Sandy Spring Bancorp, Inc.	2,119	71,686
Seacoast Banking Corp. of Florida	4,036	114,824
ServisFirst Bancshares, Inc.	2,539	230,211
Simmons First National Corp., Class A	5,912	134,321
Southside Bancshares, Inc.	1,410	44,316
SouthState Corp.	4,601	485,820
Stellar Bancorp, Inc.	2,556	72,590
Stock Yards Bancorp, Inc.	1,319	97,223
Synovus Financial Corp.	6,922	390,539
Texas Capital Bancshares, Inc.(a)	2,242	177,006
Tompkins Financial Corp.	637	44,635
Towne Bank	3,394	121,403
TriCo Bancshares	1,592	69,841
Triumph Financial, Inc.(a)(b)	1,092	84,149
TrustCo Bank Corp.	873	28,076
Trustmark Corp.	2,755	103,312
UMB Financial Corp.	2,189	258,083
United Bankshares, Inc.	6,273	241,510
United Community Banks, Inc.	5,623	186,515
Univest Financial Corp.	1,511	45,919
Security	Shares	Value
Banks (continued)
Valley National Bancorp	22,322	$ 229,470
Veritex Holdings, Inc.	2,534	67,911
WaFd, Inc.	3,861	114,594
Webster Financial Corp.	8,117	488,968
WesBanco, Inc.	3,164	110,867
Westamerica BanCorp	1,202	62,215
Western Alliance Bancorp	5,160	453,409
Wintrust Financial Corp.	3,081	403,026
WSFS Financial Corp.	2,874	160,944
Zions Bancorp N.A.	6,972	403,400
		18,273,211
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A(a)	444	111,297
Celsius Holdings, Inc.(a)	7,561	188,874
Coca-Cola Consolidated, Inc.	246	336,434
MGP Ingredients, Inc.	686	24,785
Molson Coors Beverage Co., Class B	8,260	452,235
National Beverage Corp.	1,151	48,400
Primo Brands Corp., Class A	7,488	242,387
Vita Coco Co., Inc. (The)(a)	1,816	67,991
		1,472,403
Biotechnology — 4.3%
89bio, Inc.(a)(b)	3,968	38,093
ACADIA Pharmaceuticals, Inc.(a)	5,681	106,007
ADMA Biologics, Inc.(a)	10,978	177,295
Agios Pharmaceuticals, Inc.(a)	2,643	90,893
Akero Therapeutics, Inc.(a)	2,628	142,122
Alkermes PLC(a)	7,970	251,294
Amicus Therapeutics, Inc.(a)	12,361	118,418
AnaptysBio, Inc.(a)	685	12,282
Annexon, Inc.(a)	3,174	12,188
Apellis Pharmaceuticals, Inc.(a)(b)	3,879	112,530
Apogee Therapeutics, Inc.(a)	1,005	41,567
Applied Therapeutics, Inc.(a)	3,071	1,801
Arbutus Biopharma Corp.(a)	6,597	21,968
Arcellx, Inc.(a)(b)	1,843	125,564
Arcus Biosciences, Inc.(a)	2,401	30,973
Arcutis Biotherapeutics, Inc.(a)	4,844	64,135
Ardelyx, Inc.(a)	10,129	54,291
ArriVent Biopharma, Inc.(a)	462	13,185
Arrowhead Pharmaceuticals, Inc.(a)(b)	5,513	109,598
ARS Pharmaceuticals, Inc.(a)(b)	1,772	23,071
Astria Therapeutics, Inc.(a)	1,591	12,505
Aurinia Pharmaceuticals, Inc.(a)	6,304	50,117
Avid Bioservices, Inc.(a)	2,932	36,591
Avidity Biosciences, Inc.(a)	4,314	142,060
Beam Therapeutics, Inc.(a)	3,336	86,469
Bicara Therapeutics, Inc.(a)(b)	1,324	16,709
BioCryst Pharmaceuticals, Inc.(a)(b)	9,536	75,334
Biohaven Ltd.(a)	4,175	159,694
Blueprint Medicines Corp.(a)	2,927	329,375
Bridgebio Pharma, Inc.(a)(b)	5,702	195,065
Capricor Therapeutics, Inc.(a)(b)	1,880	28,275
CareDx, Inc.(a)	2,324	54,149
Cargo Therapeutics, Inc.(a)	1,129	4,064
Catalyst Pharmaceuticals, Inc.(a)	4,801	108,311
Celldex Therapeutics, Inc.(a)(b)	2,740	67,103
CG oncology, Inc.(a)(b)	1,489	44,774
Cogent Biosciences, Inc.(a)(b)	3,739	34,810
Crinetics Pharmaceuticals, Inc.(a)	4,152	167,326
CRISPR Therapeutics AG(a)(b)	4,037	167,899
Cullinan Therapeutics, Inc.(a)(b)	1,904	20,106

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Cytokinetics, Inc.(a)(b)	5,500	$ 272,030
Day One Biopharmaceuticals, Inc.(a)	3,241	40,091
Denali Therapeutics, Inc.(a)	5,689	132,554
Dianthus Therapeutics, Inc.(a)(b)	638	14,132
Disc Medicine, Inc.(a)	671	37,442
Dynavax Technologies Corp.(a)	6,134	80,049
Dyne Therapeutics, Inc.(a)	3,295	46,855
Erasca, Inc.(a)	9,010	17,029
Exelixis, Inc.(a)	13,646	452,365
Geron Corp.(a)	23,457	67,322
Gyre Therapeutics, Inc.(a)	677	7,792
Halozyme Therapeutics, Inc.(a)	6,009	340,350
Humacyte, Inc.(a)(b)	4,310	19,740
Ideaya Biosciences, Inc.(a)	3,800	92,530
ImmunityBio, Inc.(a)(b)	6,208	21,418
Immunome, Inc.(a)	2,153	23,748
Immunovant, Inc.(a)	2,910	63,263
Insmed, Inc.(a)	8,371	641,051
Intellia Therapeutics, Inc.(a)	4,423	45,645
Ionis Pharmaceuticals, Inc.(a)	6,941	221,418
Iovance Biotherapeutics, Inc.(a)(b)	10,539	61,653
Ironwood Pharmaceuticals, Inc., Class A(a)	6,855	16,041
Janux Therapeutics, Inc.(a)	1,015	44,132
Keros Therapeutics, Inc.(a)	1,324	15,094
Kiniksa Pharmaceuticals International PLC(a)	1,486	29,126
Krystal Biotech, Inc.(a)	1,195	190,889
Kura Oncology, Inc.(a)	2,583	20,432
Kymera Therapeutics, Inc.(a)	2,030	80,368
LENZ Therapeutics, Inc.	686	17,514
Lexicon Pharmaceuticals, Inc.(a)(b)	8,006	6,054
Madrigal Pharmaceuticals, Inc.(a)(b)	752	251,770
MannKind Corp.(a)	12,654	73,267
MiMedx Group, Inc.(a)	5,318	46,267
Mineralys Therapeutics, Inc.(a)	965	9,939
Mirum Pharmaceuticals, Inc.(a)(b)	1,577	77,084
Myriad Genetics, Inc.(a)	4,159	52,694
Novavax, Inc.(a)(b)	6,712	58,327
Nurix Therapeutics, Inc.(a)	2,696	53,138
Nuvalent, Inc., Class A(a)	1,711	146,821
Olema Pharmaceuticals, Inc.(a)(b)	1,259	7,692
ORIC Pharmaceuticals, Inc.(a)	1,764	18,381
Oruka Therapeutics, Inc.	1,201	16,153
Perspective Therapeutics, Inc.(a)(b)	2,332	8,279
Praxis Precision Medicines, Inc.(a)	725	55,499
Protagonist Therapeutics, Inc.(a)(b)	2,597	98,167
Prothena Corp. PLC(a)(b)	1,739	24,746
PTC Therapeutics, Inc.(a)	3,645	167,233
Recursion Pharmaceuticals, Inc., Class A(a)(b)	10,373	75,100
Relay Therapeutics, Inc.(a)	5,954	26,614
Revolution Medicines, Inc.(a)	7,344	315,425
Rhythm Pharmaceuticals, Inc.(a)	2,369	140,790
Rocket Pharmaceuticals, Inc.(a)	3,996	42,917
Roivant Sciences Ltd.(a)	20,192	224,737
Sana Biotechnology, Inc.(a)(b)	5,889	18,963
Savara, Inc.(a)	5,482	14,801
Scholar Rock Holding Corp.(a)	3,167	127,883
Soleno Therapeutics, Inc.(a)(b)	859	43,148
SpringWorks Therapeutics, Inc.(a)	2,584	96,900
Spyre Therapeutics, Inc.(a)(b)	1,808	41,566
Stoke Therapeutics, Inc.(a)	1,887	21,663
Syndax Pharmaceuticals, Inc.(a)	3,971	56,269
Tectonic Therapeutic, Inc.(a)	257	13,914
Security	Shares	Value
Biotechnology (continued)
TG Therapeutics, Inc.(a)(b)	6,755	$ 214,133
Tourmaline Bio, Inc.(a)	843	13,539
Twist Bioscience Corp.(a)	2,536	132,810
Tyra Biosciences, Inc.(a)(b)	736	10,643
Ultragenyx Pharmaceutical, Inc.(a)	3,945	169,753
Upstream Bio, Inc.(a)(b)	802	8,638
Vera Therapeutics, Inc., Class A(a)	2,184	81,419
Veracyte, Inc.(a)	3,624	164,819
Vericel Corp.(a)	2,282	133,588
Viking Therapeutics, Inc.(a)	4,943	161,883
Vir Biotechnology, Inc.(a)	4,521	47,018
Viridian Therapeutics, Inc.(a)(b)	2,973	57,617
Xencor, Inc.(a)	2,998	54,803
Y-mAbs Therapeutics, Inc.(a)	1,347	8,042
Zenas Biopharma, Inc.(a)(b)	632	5,069
Zymeworks, Inc.(a)(b)	2,033	29,682
		10,185,741
Broadline Retail — 0.5%
Dillard’s, Inc., Class A(b)	195	91,281
Etsy, Inc.(a)(b)	5,499	301,950
Kohl’s Corp.	5,134	67,820
Macy’s, Inc.	13,020	202,852
Nordstrom, Inc.	5,039	121,944
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,912	324,717
Savers Value Village, Inc.(a)(b)	1,311	14,605
		1,125,169
Building Products — 1.9%
A. O. Smith Corp.	5,690	382,937
AAON, Inc.(b)	3,218	374,511
American Woodmark Corp.(a)	745	58,006
Apogee Enterprises, Inc.	1,041	53,112
Armstrong World Industries, Inc.	2,084	314,705
AZEK Co., Inc. (The), Class A(a)	6,868	351,848
AZZ, Inc.	1,359	116,588
CSW Industrials, Inc.(b)	774	255,273
Fortune Brands Innovations, Inc.	5,937	425,505
Gibraltar Industries, Inc.(a)	1,432	87,882
Griffon Corp.	1,773	134,340
Hayward Holdings, Inc.(a)	6,656	100,239
Janus International Group, Inc.(a)(b)	5,244	43,473
JELD-WEN Holding, Inc.(a)	3,947	35,207
Masterbrand, Inc.(a)	5,984	103,643
Quanex Building Products Corp.	2,066	43,386
Resideo Technologies, Inc.(a)	6,943	156,356
Simpson Manufacturing Co., Inc.	2,008	337,344
Tecnoglass, Inc.	1,070	81,320
Trex Co., Inc.(a)	5,109	372,088
UFP Industries, Inc.	2,895	334,807
Zurn Elkay Water Solutions Corp.	6,885	271,544
		4,434,114
Capital Markets — 2.8%
Acadian Asset Management, Inc.	1,397	34,813
Affiliated Managers Group, Inc.	1,408	264,620
Artisan Partners Asset Management, Inc., Class A	3,265	145,913
BGC Group, Inc., Class A	17,249	164,555
Cohen & Steers, Inc.	1,257	111,408
DigitalBridge Group, Inc., Class A	7,313	80,224
Donnelley Financial Solutions, Inc.(a)	1,190	78,980
Evercore, Inc., Class A	1,708	497,489
Federated Hermes, Inc., Class B	4,027	160,154
Franklin Resources, Inc.	13,489	299,995

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Freedom Holding Corp.(a)(b)	812	$ 114,362
Hamilton Lane, Inc., Class A	1,840	292,891
Houlihan Lokey, Inc., Class A	2,476	449,939
Invesco Ltd.	15,379	295,738
Janus Henderson Group PLC	6,087	273,489
Kayne Anderson BDC, Inc.	2,008	34,738
Lazard, Inc.	4,275	232,432
MarketAxess Holdings, Inc.	1,784	393,604
Moelis & Co., Class A	3,305	258,748
Open Lending Corp.(a)	4,846	29,318
P10, Inc., Class A	1,955	26,705
Perella Weinberg Partners, Class A	2,529	65,299
Piper Sandler Cos.	721	228,658
PJT Partners, Inc., Class A	1,076	177,508
SEI Investments Co.	5,300	458,874
StepStone Group, Inc., Class A	2,864	183,525
Stifel Financial Corp.	4,754	550,751
StoneX Group, Inc.(a)	1,323	144,895
TPG, Inc., Class A	4,150	279,087
Victory Capital Holdings, Inc., Class A	1,987	131,500
Virtu Financial, Inc., Class A	3,959	158,598
Virtus Investment Partners, Inc.	327	65,237
WisdomTree, Inc.	5,526	54,100
		6,738,147
Chemicals — 1.9%
AdvanSix, Inc.	1,267	39,632
Arcadium Lithium PLC(a)	50,624	290,582
Ashland, Inc.	2,201	139,741
Aspen Aerogels, Inc.(a)(b)	2,766	32,335
Avient Corp.	4,304	184,642
Axalta Coating Systems Ltd.(a)	9,761	350,810
Balchem Corp.	1,523	243,619
Cabot Corp.	2,592	224,130
Chemours Co. (The)	6,962	132,208
Ecovyst, Inc.(a)	5,150	39,964
Element Solutions, Inc.	10,607	273,767
FMC Corp.	5,885	328,265
Hawkins, Inc.	928	99,212
HB Fuller Co.	2,582	163,002
Huntsman Corp.	7,943	133,681
Ingevity Corp.(a)	1,576	71,472
Innospec, Inc.	1,169	132,506
Koppers Holdings, Inc.	1,000	29,760
Kronos Worldwide, Inc.	1,062	10,185
Mativ Holdings, Inc.	2,464	23,531
Minerals Technologies, Inc.	1,521	116,645
Mosaic Co. (The)	15,144	422,366
NewMarket Corp.	341	169,825
Olin Corp.	5,614	164,434
Orion SA	2,625	36,619
Perimeter Solutions, Inc.(a)	6,065	75,812
PureCycle Technologies, Inc.(a)(b)	5,522	51,410
Quaker Chemical Corp.	654	92,332
Scotts Miracle-Gro Co. (The)	2,036	144,475
Sensient Technologies Corp.	1,995	150,642
Stepan Co.	1,025	64,975
Tronox Holdings PLC	5,568	57,183
		4,489,762
Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	2,995	159,813
ACV Auctions, Inc., Class A(a)	6,909	146,194
Brady Corp., Class A, NVS	2,068	154,045
Security	Shares	Value
Commercial Services & Supplies (continued)
BrightView Holdings, Inc.(a)	2,075	$ 32,702
Brink’s Co. (The)	2,088	194,873
Casella Waste Systems, Inc., Class A(a)	2,881	309,823
CECO Environmental Corp.(a)	1,425	40,356
Cimpress PLC(a)(b)	761	50,591
CoreCivic, Inc.(a)	5,310	108,643
Deluxe Corp.	1,919	44,502
Driven Brands Holdings, Inc.(a)	2,993	49,414
Enviri Corp.(a)	3,825	36,644
GEO Group, Inc. (The)(a)	6,222	196,055
Healthcare Services Group, Inc.(a)	3,471	38,493
HNI Corp.	2,241	111,714
Interface, Inc., Class A	2,718	67,298
Liquidity Services, Inc.(a)	1,122	38,877
Matthews International Corp., Class A	1,420	39,746
MillerKnoll, Inc.	3,357	75,331
Montrose Environmental Group, Inc.(a)	1,601	33,333
MSA Safety, Inc.	1,750	288,278
OPENLANE, Inc.(a)	5,070	102,972
Pitney Bowes, Inc.	1,953	17,401
Pursuit Attractions and Hospitality, Inc.(a)	958	37,841
Steelcase, Inc., Class A	4,151	47,654
UniFirst Corp.	692	148,309
Vestis Corp.	6,250	87,375
VSE Corp.(b)	866	88,635
		2,746,912
Communications Equipment — 0.7%
Applied Optoelectronics, Inc.(a)(b)	1,767	49,335
Calix, Inc.(a)	2,792	110,787
Ciena Corp.(a)	6,802	592,726
CommScope Holding Co., Inc.(a)	9,613	48,546
Digi International, Inc.(a)	1,696	53,000
Extreme Networks, Inc.(a)	6,094	96,346
Harmonic, Inc.(a)	5,110	57,641
Infinera Corp.(a)(b)	9,796	64,850
Lumentum Holdings, Inc.(a)	3,158	268,619
NETGEAR, Inc.(a)	1,340	37,051
NetScout Systems, Inc.(a)	3,273	78,028
Ribbon Communications, Inc.(a)	4,115	16,871
Viasat, Inc.(a)	3,900	37,518
Viavi Solutions, Inc.(a)	10,476	126,131
		1,637,449
Construction & Engineering — 1.5%
Ameresco, Inc., Class A(a)	1,490	33,719
API Group Corp.(a)	8,845	337,437
Arcosa, Inc.	2,278	230,761
Argan, Inc.	597	81,670
Centuri Holdings, Inc.(a)(b)	678	15,106
Construction Partners, Inc., Class A(a)	2,037	163,775
Dycom Industries, Inc.(a)	1,377	260,473
Fluor Corp.(a)	8,018	386,548
Granite Construction, Inc.	2,075	182,890
Great Lakes Dredge & Dock Corp.(a)	2,836	31,168
IES Holdings, Inc.(a)(b)	417	92,274
Limbach Holdings, Inc.(a)	500	46,240
MasTec, Inc.(a)	2,890	419,310
MYR Group, Inc.(a)	799	113,114
Primoris Services Corp.	2,521	193,537
Sterling Infrastructure, Inc.(a)	1,477	210,354
Tutor Perini Corp.(a)	2,128	51,264

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Valmont Industries, Inc.	934	$ 309,864
WillScot Holdings Corp., Class A(a)(b)	9,039	334,985
		3,494,489
Construction Materials — 0.4%
Eagle Materials, Inc.	1,610	413,351
Knife River Corp.(a)	2,411	249,731
Summit Materials, Inc., Class A(a)	5,625	294,244
United States Lime & Minerals, Inc.	508	56,175
		1,013,501
Consumer Finance — 1.4%
Ally Financial, Inc.	12,770	497,647
Bread Financial Holdings, Inc.	2,289	144,962
Credit Acceptance Corp.(a)	281	142,683
Encore Capital Group, Inc.(a)	1,103	54,599
Enova International, Inc.(a)	1,214	136,357
EZCORP, Inc., Class A, NVS(a)(b)	2,588	31,082
FirstCash Holdings, Inc.	1,883	205,530
LendingClub Corp.(a)	5,207	70,242
LendingTree, Inc.(a)	551	24,756
Navient Corp.	3,861	52,780
Nelnet, Inc., Class A	670	73,814
NerdWallet, Inc., Class A(a)	1,819	25,975
OneMain Holdings, Inc.	5,334	296,250
PRA Group, Inc.(a)	1,717	37,963
PROG Holdings, Inc.	2,029	86,740
SLM Corp.	10,294	287,306
SoFi Technologies, Inc.(a)(b)	49,047	773,962
Upstart Holdings, Inc.(a)(b)	3,583	231,981
World Acceptance Corp.(a)	190	26,820
		3,201,449
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc., Class A	18,519	371,306
Andersons, Inc. (The)	1,557	63,448
BJ’s Wholesale Club Holdings, Inc.(a)	5,793	573,797
Chefs’ Warehouse, Inc. (The)(a)	1,659	89,354
Grocery Outlet Holding Corp.(a)	4,528	73,308
Ingles Markets, Inc., Class A	687	45,493
Maplebear, Inc.(a)	6,862	331,297
Natural Grocers by Vitamin Cottage, Inc.	354	15,413
PriceSmart, Inc.	1,232	112,075
SpartanNash Co.	1,613	29,405
United Natural Foods, Inc.(a)	2,776	82,558
Walgreens Boots Alliance, Inc.	33,787	347,331
Weis Markets, Inc.	772	52,156
		2,186,941
Containers & Packaging — 1.1%
AptarGroup, Inc.	3,092	485,908
Berry Global Group, Inc.	5,461	370,911
Crown Holdings, Inc.	5,676	498,693
Graphic Packaging Holding Co.	14,426	395,705
Greif, Inc., Class A, NVS	1,263	77,321
O-I Glass, Inc.(a)	7,267	86,768
Pactiv Evergreen, Inc.	1,951	34,611
Sealed Air Corp.	6,744	234,894
Silgan Holdings, Inc.	3,905	214,853
Sonoco Products Co.	4,610	219,620
TriMas Corp.	1,900	46,170
		2,665,454
Distributors — 0.2%
A-Mark Precious Metals, Inc.	870	24,508
Security	Shares	Value
Distributors (continued)
GigaCloud Technology, Inc., Class A(a)(b)	1,096	$ 23,367
LKQ Corp.	12,568	469,917
		517,792
Diversified Consumer Services — 1.3%
ADT, Inc.	14,136	108,564
Adtalem Global Education, Inc.(a)	1,753	187,799
Bright Horizons Family Solutions, Inc.(a)	2,707	331,878
Coursera, Inc.(a)	5,184	39,969
Duolingo, Inc., Class A(a)	1,726	628,247
Frontdoor, Inc.(a)	3,680	220,358
Graham Holdings Co., Class B	161	149,540
Grand Canyon Education, Inc.(a)	1,324	232,547
H&R Block, Inc.	6,560	362,834
KinderCare Learning Cos., Inc.(a)	1,274	26,423
Laureate Education, Inc., Class A(a)	6,262	117,225
Mister Car Wash, Inc.(a)	4,598	36,876
OneSpaWorld Holdings Ltd.	4,490	95,906
Perdoceo Education Corp.	2,997	86,254
Strategic Education, Inc.	1,044	102,552
Stride, Inc.(a)	1,998	269,530
Udemy, Inc.(a)(b)	4,507	33,712
Universal Technical Institute, Inc.(a)	1,941	53,242
		3,083,456
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	3,444	61,475
American Assets Trust, Inc.	2,267	55,043
Armada Hoffler Properties, Inc.	3,794	37,105
Broadstone Net Lease, Inc.	8,183	128,801
Empire State Realty Trust, Inc., Class A	6,404	61,222
Essential Properties Realty Trust, Inc.	8,224	263,991
Gladstone Commercial Corp.	1,847	29,940
Global Net Lease, Inc.	9,275	66,687
		704,264
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	585	16,713
AST SpaceMobile, Inc., Class A(a)	8,515	172,344
Cogent Communications Holdings, Inc.(b)	2,081	156,783
Frontier Communications Parent, Inc.(a)	8,624	308,394
Globalstar, Inc.(a)(b)	35,930	54,973
IDT Corp., Class B	972	45,859
Iridium Communications, Inc.	4,946	142,198
Liberty Global Ltd., Class A(a)(b)	7,853	90,388
Liberty Global Ltd., Class C, NVS(a)	7,218	84,667
Liberty Latin America Ltd., Class A(a)	1,535	9,486
Liberty Latin America Ltd., Class C, NVS(a)	5,612	34,402
Lumen Technologies, Inc.(a)	47,009	232,224
		1,348,431
Electric Utilities — 1.0%
ALLETE, Inc.	2,705	177,502
Hawaiian Electric Industries, Inc.(a)	8,087	73,915
IDACORP, Inc.	2,519	276,939
MGE Energy, Inc.	1,702	152,925
OGE Energy Corp.	9,452	399,158
Oklo, Inc., Class A(a)(b)	3,476	144,636
Otter Tail Corp.	1,946	149,920
Pinnacle West Capital Corp.	5,350	465,236
Portland General Electric Co.	4,854	199,694
TXNM Energy, Inc.	4,283	207,083
		2,247,008

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 1.2%
Acuity Brands, Inc.	1,458	$ 484,625
American Superconductor Corp.(a)(b)	1,792	47,076
Array Technologies, Inc.(a)	6,693	49,060
Atkore, Inc.	1,743	141,950
Bloom Energy Corp., Class A(a)(b)	9,545	225,071
EnerSys	1,916	185,986
Enovix Corp.(a)(b)	6,818	82,225
Eos Energy Enterprises, Inc., Class A(a)(b)	9,983	57,302
Fluence Energy, Inc., Class A(a)(b)	2,843	36,987
Generac Holdings, Inc.(a)	2,849	425,441
NANO Nuclear Energy, Inc.(a)(b)	961	37,114
NEXTracker, Inc., Class A(a)	5,970	301,007
NuScale Power Corp., Class A(a)(b)	3,792	90,401
Plug Power, Inc.(a)(b)	38,443	71,504
Powell Industries, Inc.	458	109,819
Preformed Line Products Co.	120	18,053
Sensata Technologies Holding PLC	7,172	194,792
Shoals Technologies Group, Inc., Class A(a)	7,899	37,757
Sunrun, Inc.(a)(b)	10,652	96,401
Thermon Group Holdings, Inc.(a)	1,544	42,738
Vicor Corp.(a)	1,075	54,976
		2,790,285
Electronic Equipment, Instruments & Components — 2.3%
Advanced Energy Industries, Inc.	1,765	203,116
Arlo Technologies, Inc.(a)	4,417	51,723
Arrow Electronics, Inc.(a)	2,520	293,706
Avnet, Inc.	4,293	221,776
Badger Meter, Inc.	1,385	296,265
Bel Fuse, Inc., Class A	59	4,874
Bel Fuse, Inc., Class B, NVS(b)	498	40,388
Belden, Inc.	1,914	222,924
Benchmark Electronics, Inc.	1,703	72,650
Cognex Corp.	7,722	308,108
Crane NXT Co.	2,648	169,393
CTS Corp.	1,446	73,876
ePlus, Inc.(a)	1,271	101,553
Fabrinet(a)	1,715	370,800
Insight Enterprises, Inc.(a)(b)	1,324	228,721
IPG Photonics Corp.(a)	1,231	90,269
Itron, Inc.(a)	2,160	231,898
Knowles Corp.(a)(b)	4,272	80,869
Littelfuse, Inc.	1,175	280,073
Mirion Technologies, Inc., Class A(a)	10,001	158,416
Napco Security Technologies, Inc.	1,636	60,041
nLight, Inc.(a)	2,092	23,368
Novanta, Inc.(a)	1,672	250,232
OSI Systems, Inc.(a)(b)	798	156,759
PAR Technology Corp.(a)(b)	1,676	121,661
PC Connection, Inc.	625	46,387
Plexus Corp.(a)	1,289	182,664
Powerfleet, Inc.(a)	5,913	34,946
Rogers Corp.(a)	803	74,719
Sanmina Corp.(a)	2,645	221,466
ScanSource, Inc.(a)	1,224	51,224
TD SYNNEX Corp.	2,361	336,466
TTM Technologies, Inc.(a)	4,885	120,122
Vishay Intertechnology, Inc.	5,512	93,318
Vontier Corp.	7,240	279,102
		5,553,873
Energy Equipment & Services — 1.1%
Archrock, Inc.	7,542	211,855
Atlas Energy Solutions, Inc.	3,145	72,209
Security	Shares	Value
Energy Equipment & Services (continued)
Bristow Group, Inc.(a)	952	$ 31,768
Cactus, Inc., Class A	3,089	184,444
ChampionX Corp.	8,951	256,357
Core Laboratories, Inc.	2,184	37,062
Helix Energy Solutions Group, Inc.(a)	6,803	54,560
Helmerich & Payne, Inc.	4,690	148,157
Innovex International, Inc.(a)	1,599	24,912
Kodiak Gas Services, Inc.	1,169	54,686
Liberty Energy, Inc., Class A	7,653	140,126
Nabors Industries Ltd.(a)	439	25,120
NOV, Inc.	18,582	268,510
Oceaneering International, Inc.(a)	4,720	117,292
Patterson-UTI Energy, Inc.	17,512	141,322
ProFrac Holding Corp., Class A(a)(b)	1,305	9,487
ProPetro Holding Corp.(a)	3,665	32,545
RPC, Inc.	4,756	29,154
Select Water Solutions, Inc., Class A	4,341	54,263
Tidewater, Inc.(a)(b)	2,288	126,092
Transocean Ltd.(a)(b)	36,486	143,025
Valaris Ltd.(a)	2,974	142,574
Weatherford International PLC	3,460	217,807
		2,523,327
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(a)(b)	16,946	52,702
Atlanta Braves Holdings, Inc., Class A(a)(b)	524	22,370
Atlanta Braves Holdings, Inc., Class C, NVS(a)(b)	2,165	83,894
Cinemark Holdings, Inc.(a)	5,268	150,823
Endeavor Group Holdings, Inc., Class A(b)	8,787	268,707
IMAX Corp.(a)	2,082	49,031
Liberty Media Corp. - Liberty Live, Class A(a)	954	68,659
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	2,191	161,236
Lions Gate Entertainment Corp., Class A(a)(b)	2,318	18,196
Lions Gate Entertainment Corp., Class B, NVS(a)	6,247	43,854
Lionsgate Studios Corp.(a)	1,663	11,924
Madison Square Garden Entertainment Corp., Class A(a)	1,886	68,537
Madison Square Garden Sports Corp., Class A(a)(b)	797	175,236
Playtika Holding Corp.	3,428	24,579
Roku, Inc., Class A(a)	5,662	468,587
Sphere Entertainment Co., Class A(a)(b)	1,300	60,580
TKO Group Holdings, Inc., Class A(a)	3,330	516,849
Warner Music Group Corp., Class A	6,320	200,976
		2,446,740
Financial Services — 2.2%
Affirm Holdings, Inc., Class A(a)	10,787	658,762
AvidXchange Holdings, Inc.(a)	8,390	88,934
Cannae Holdings, Inc.	2,798	55,289
Cantaloupe, Inc.(a)	2,670	21,734
Compass Diversified Holdings	2,877	61,136
Enact Holdings, Inc.	1,458	49,251
Essent Group Ltd.	5,045	293,871
Euronet Worldwide, Inc.(a)	2,053	202,221
EVERTEC, Inc.	2,837	92,117
Federal Agricultural Mortgage Corp., Class C, NVS	441	87,221
Flywire Corp.(a)	4,540	87,758
HA Sustainable Infrastructure Capital, Inc.	5,320	149,013
Jackson Financial, Inc., Class A	3,081	290,353
Marqeta, Inc., Class A(a)	19,073	73,431
Merchants Bancorp	992	41,595
MGIC Investment Corp.	12,587	321,472
Mr. Cooper Group, Inc.(a)	2,882	299,180
NCR Atleos Corp.(a)	3,405	108,483

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
NMI Holdings, Inc., Class A(a)	3,635	$ 140,384
Payoneer Global, Inc.(a)	9,438	100,043
PennyMac Financial Services, Inc., Class A	1,336	139,866
Radian Group, Inc.	7,190	244,604
Remitly Global, Inc.(a)	6,808	159,988
Repay Holdings Corp., Class A(a)	4,085	30,515
Rocket Cos., Inc., Class A(a)(b)	6,092	76,759
Sezzle, Inc.(a)(b)	135	31,591
Shift4 Payments, Inc., Class A(a)(b)	2,999	359,430
TFS Financial Corp.	2,541	34,863
UWM Holdings Corp., Class A	6,357	38,333
Voya Financial, Inc.	4,758	337,770
Walker & Dunlop, Inc.	1,593	153,040
Western Union Co. (The)	16,103	166,183
WEX, Inc.(a)(b)	1,873	344,426
		5,339,616
Food Products — 1.1%
B&G Foods, Inc.	3,579	23,192
Cal-Maine Foods, Inc.	2,004	216,231
Darling Ingredients, Inc.(a)	7,532	282,149
Flowers Foods, Inc.	9,429	184,337
Fresh Del Monte Produce, Inc.	1,779	54,242
Freshpet, Inc.(a)	2,138	341,973
Hain Celestial Group, Inc. (The)(a)	4,300	21,758
Ingredion, Inc.	3,072	419,144
J & J Snack Foods Corp.	708	97,159
John B. Sanfilippo & Son, Inc.	432	31,251
Lancaster Colony Corp.	963	162,497
Mission Produce, Inc.(a)	2,145	25,504
Pilgrim’s Pride Corp.(a)	1,962	91,311
Post Holdings, Inc.(a)	2,572	273,043
Seaboard Corp.	12	29,260
Simply Good Foods Co. (The)(a)	4,275	162,450
Tootsie Roll Industries, Inc.	717	22,270
TreeHouse Foods, Inc.(a)	2,211	76,324
Utz Brands, Inc., Class A	3,182	42,511
Vital Farms, Inc.(a)	1,275	55,941
Westrock Coffee Co.(a)(b)	1,443	10,043
WK Kellogg Co.	3,047	50,550
		2,673,140
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	1,033	126,284
MDU Resources Group, Inc.	8,975	159,935
National Fuel Gas Co.	4,332	303,370
New Jersey Resources Corp.	4,673	224,070
Northwest Natural Holding Co.	1,779	71,018
ONE Gas, Inc.	2,455	173,421
Southwest Gas Holdings, Inc.	2,633	196,633
Spire, Inc.	2,690	190,882
UGI Corp.	9,896	304,104
		1,749,717
Ground Transportation — 0.8%
ArcBest Corp.	1,108	105,936
Avis Budget Group, Inc.(a)	833	74,720
FTAI Infrastructure, Inc.	4,734	33,233
Heartland Express, Inc.	2,347	26,850
Hertz Global Holdings, Inc.(a)(b)	6,396	26,416
Knight-Swift Transportation Holdings, Inc.	7,101	405,396
Landstar System, Inc.	1,690	278,275
Lyft, Inc., Class A(a)	16,491	223,288
Marten Transport Ltd.	2,691	41,441
Security	Shares	Value
Ground Transportation (continued)
RXO, Inc.(a)(b)	7,355	$ 188,656
Ryder System, Inc.	2,069	329,819
Schneider National, Inc., Class B	2,499	74,345
Universal Logistics Holdings, Inc.	354	15,654
Werner Enterprises, Inc.	2,983	107,686
		1,931,715
Health Care Equipment & Supplies — 2.6%
Alphatec Holdings, Inc.(a)(b)	4,832	56,969
Artivion, Inc.(a)	1,750	54,180
AtriCure, Inc.(a)	2,254	89,867
Avanos Medical, Inc.(a)	2,136	36,782
Axogen, Inc.(a)	1,728	31,467
Bioventus, Inc., Class A(a)	1,417	15,134
Ceribell, Inc.(a)(b)	555	12,771
CONMED Corp.	1,437	103,148
DENTSPLY SIRONA, Inc.	9,809	193,826
Embecta Corp.	2,668	47,837
Enovis Corp.(a)(b)	2,458	115,477
Envista Holdings Corp.(a)	8,038	164,940
Establishment Labs Holdings, Inc.(a)(b)	1,147	36,761
Glaukos Corp.(a)	2,488	389,223
Globus Medical, Inc., Class A(a)	5,310	492,343
Haemonetics Corp.(a)	2,408	166,272
ICU Medical, Inc.(a)	999	164,196
Inari Medical, Inc.(a)	2,406	191,686
Inspire Medical Systems, Inc.(a)(b)	1,395	269,932
Integer Holdings Corp.(a)	1,563	222,290
Integra LifeSciences Holdings Corp.(a)	3,178	82,946
iRadimed Corp.	357	21,138
iRhythm Technologies, Inc.(a)	1,470	160,009
Lantheus Holdings, Inc.(a)	3,229	298,715
LeMaitre Vascular, Inc.	936	90,726
LivaNova PLC(a)	2,528	126,274
Masimo Corp.(a)	2,107	367,103
Merit Medical Systems, Inc.(a)	2,729	297,134
Neogen Corp.(a)(b)	10,145	116,262
Novocure Ltd.(a)	4,627	113,454
Omnicell, Inc.(a)	2,191	98,573
Orthofix Medical, Inc.(a)	1,530	28,045
OrthoPediatrics Corp.(a)	783	18,792
Penumbra, Inc.(a)	1,753	467,998
PROCEPT BioRobotics Corp.(a)(b)	2,189	158,702
Pulse Biosciences, Inc.(a)(b)	807	16,890
QuidelOrtho Corp.(a)	2,366	102,826
RxSight, Inc.(a)	1,625	55,039
STAAR Surgical Co.(a)	1,749	42,308
Tandem Diabetes Care, Inc.(a)	3,114	115,405
Teleflex, Inc.	2,212	398,691
TransMedics Group, Inc.(a)	1,528	103,216
UFP Technologies, Inc.(a)	344	94,483
		6,229,830
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	4,341	195,822
AdaptHealth Corp.(a)	3,466	37,502
Addus HomeCare Corp.(a)	824	103,132
agilon health, Inc.(a)	15,031	50,203
Alignment Healthcare, Inc.(a)	4,943	76,073
Amedisys, Inc.(a)	1,507	139,397
AMN Healthcare Services, Inc.(a)	1,766	48,600
Ardent Health Partners, Inc.(a)	1,083	16,245
Astrana Health, Inc.(a)(b)	1,864	68,726
Aveanna Healthcare Holdings, Inc.(a)	2,606	11,988

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
BrightSpring Health Services, Inc.(a)(b)	2,472	$ 58,339
Brookdale Senior Living, Inc.(a)	8,393	38,860
Castle Biosciences, Inc.(a)	1,215	34,348
Chemed Corp.	707	397,334
Clover Health Investments Corp., Class A(a)(b)	17,722	77,799
Concentra Group Holdings Parent, Inc.	1,051	24,499
CorVel Corp.(a)	1,332	154,312
Encompass Health Corp.	4,709	467,462
Ensign Group, Inc. (The)	2,662	371,775
Fulgent Genetics, Inc.(a)	934	15,542
GeneDx Holdings Corp., Class A(a)	768	57,485
Guardant Health, Inc.(a)	5,557	261,068
HealthEquity, Inc.(a)	4,042	446,318
Henry Schein, Inc.(a)	6,018	481,440
Hims & Hers Health, Inc., Class A(a)	7,445	277,550
LifeStance Health Group, Inc.(a)	4,308	34,335
National HealthCare Corp.	688	70,637
NeoGenomics, Inc.(a)	5,960	85,228
OPKO Health, Inc.(a)(b)	15,213	23,124
Option Care Health, Inc.(a)	8,241	254,812
Owens & Minor, Inc.(a)	3,171	45,155
PACS Group, Inc.(a)	1,153	16,753
Patterson Cos., Inc.	3,862	119,529
Pediatrix Medical Group, Inc.(a)	3,948	55,193
Pennant Group, Inc. (The)(a)	1,543	40,843
Premier, Inc., Class A	4,453	100,905
Privia Health Group, Inc.(a)	5,007	114,410
Progyny, Inc.(a)(b)	3,859	89,413
RadNet, Inc.(a)(b)	3,112	203,743
Select Medical Holdings Corp.	4,809	94,593
Surgery Partners, Inc.(a)	3,562	90,795
U.S. Physical Therapy, Inc.	696	61,742
		5,413,029
Health Care REITs — 0.8%
American Healthcare REIT, Inc.	7,271	205,697
CareTrust REIT, Inc.	8,753	231,955
Diversified Healthcare Trust	7,792	19,324
Global Medical REIT, Inc.	2,817	22,085
Healthcare Realty Trust, Inc.	16,683	279,440
LTC Properties, Inc.	2,059	70,830
Medical Properties Trust, Inc.(b)	28,617	134,214
National Health Investors, Inc.	2,049	139,557
Omega Healthcare Investors, Inc.	12,708	470,958
Sabra Health Care REIT, Inc.	9,898	165,396
Sila Realty Trust, Inc.(b)	2,661	66,152
		1,805,608
Health Care Technology — 0.4%
Certara, Inc.(a)	5,110	72,715
Doximity, Inc., Class A(a)	5,844	345,380
Evolent Health, Inc., Class A(a)	5,375	56,169
GoodRx Holdings, Inc., Class A(a)(b)	3,859	18,407
HealthStream, Inc.	1,192	38,919
Phreesia, Inc.(a)(b)	2,558	72,801
Schrodinger, Inc.(a)	2,562	64,242
Teladoc Health, Inc.(a)	7,918	80,447
Waystar Holding Corp.(a)	2,179	87,574
		836,654
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	10,663	164,637
DiamondRock Hospitality Co.	9,733	85,456
Park Hotels & Resorts, Inc.	10,042	135,466
Security	Shares	Value
Hotel & Resort REITs (continued)
Pebblebrook Hotel Trust	5,560	$ 73,003
RLJ Lodging Trust	7,128	69,498
Ryman Hospitality Properties, Inc.	2,754	288,729
Summit Hotel Properties, Inc.	5,193	34,845
Sunstone Hotel Investors, Inc.	9,623	109,029
Xenia Hotels & Resorts, Inc.	4,824	72,167
		1,032,830
Hotels, Restaurants & Leisure — 3.5%
Accel Entertainment, Inc., Class A(a)	2,642	29,775
Aramark	12,200	474,702
Bally’s Corp.(a)	1,133	20,598
BJ’s Restaurants, Inc.(a)	929	33,621
Bloomin’ Brands, Inc.	3,698	46,447
Boyd Gaming Corp.	3,235	247,963
Brinker International, Inc.(a)	2,086	379,589
Caesars Entertainment, Inc.(a)	9,782	352,641
Cheesecake Factory, Inc. (The)	2,244	126,001
Choice Hotels International, Inc.(b)	1,322	194,770
Churchill Downs, Inc.	3,315	409,668
Cracker Barrel Old Country Store, Inc.	1,027	66,735
Dave & Buster’s Entertainment, Inc.(a)	1,568	41,646
Dutch Bros, Inc., Class A(a)	5,209	325,667
Everi Holdings, Inc.(a)	3,862	52,678
First Watch Restaurant Group, Inc.(a)	1,521	31,911
Global Business Travel Group I, Class A(a)	5,687	50,159
Golden Entertainment, Inc.	1,068	34,966
Hilton Grand Vacations, Inc.(a)	3,549	146,219
Hyatt Hotels Corp., Class A	1,954	309,181
Jack in the Box, Inc.	925	36,251
Krispy Kreme, Inc.	3,691	33,477
Kura Sushi U.S.A., Inc., Class A(a)(b)	256	20,480
Life Time Group Holdings, Inc.(a)(b)	2,794	80,998
Light & Wonder, Inc., Class A(a)	4,252	373,793
Lucky Strike Entertainment Corp., Class A(b)	1,069	11,385
Marriott Vacations Worldwide Corp.	1,469	127,465
MGM Resorts International(a)(b)	10,817	372,970
Monarch Casino & Resort, Inc.	621	52,996
Norwegian Cruise Line Holdings Ltd.(a)	20,027	567,765
Papa John’s International, Inc.	1,521	60,186
Penn Entertainment, Inc.(a)	6,361	131,037
Planet Fitness, Inc., Class A(a)	4,096	443,023
Portillo’s, Inc., Class A(a)(b)	2,662	37,028
Red Rock Resorts, Inc., Class A	2,365	116,003
Rush Street Interactive, Inc., Class A(a)	3,429	49,995
Sabre Corp.(a)	17,529	58,722
Shake Shack, Inc., Class A(a)	1,763	208,263
Six Flags Entertainment Corp.	4,382	193,202
Sweetgreen, Inc., Class A(a)(b)	4,031	132,701
Target Hospitality Corp.(a)	1,830	17,623
Travel + Leisure Co.	3,321	180,530
United Parks & Resorts, Inc.(a)(b)	1,309	68,801
Vail Resorts, Inc.	1,784	303,494
Wendy’s Co. (The)	7,803	115,719
Wingstop, Inc.	1,387	413,187
Wyndham Hotels & Resorts, Inc.	3,767	395,610
Wynn Resorts Ltd.	4,535	393,865
		8,371,506
Household Durables — 1.8%
Beazer Homes U.S.A., Inc.(a)(b)	1,358	30,093
Cavco Industries, Inc.(a)	378	192,266
Century Communities, Inc.	1,354	103,419
Champion Homes, Inc.(a)	2,692	248,552

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Dream Finders Homes, Inc., Class A(a)	1,076	$ 24,823
Ethan Allen Interiors, Inc.	1,114	34,556
Green Brick Partners, Inc.(a)	1,489	90,040
Helen of Troy Ltd.(a)	1,114	68,823
Hovnanian Enterprises, Inc., Class A(a)	228	30,185
Installed Building Products, Inc.	1,130	224,689
KB Home	3,137	210,493
La-Z-Boy, Inc.	2,017	95,202
Legacy Housing Corp.(a)(b)	492	12,620
Leggett & Platt, Inc.	6,169	65,145
LGI Homes, Inc.(a)	987	88,119
M/I Homes, Inc.(a)	1,312	165,050
Meritage Homes Corp.	3,420	266,315
Mohawk Industries, Inc.(a)	2,516	307,707
Newell Brands, Inc.	18,653	185,784
Sonos, Inc.(a)	5,463	75,335
Taylor Morrison Home Corp., Class A(a)	4,674	301,286
Tempur Sealy International, Inc.	8,024	506,635
TopBuild Corp.(a)	1,391	476,668
Tri Pointe Homes, Inc.(a)	4,447	163,916
Whirlpool Corp.	2,589	271,871
Worthington Enterprises, Inc.	1,504	63,018
		4,302,610
Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	428	15,618
Central Garden & Pet Co., Class A, NVS(a)	2,453	76,509
Energizer Holdings, Inc.	3,061	104,043
Reynolds Consumer Products, Inc.	2,598	71,731
Spectrum Brands Holdings, Inc.	1,273	107,645
WD-40 Co.	642	150,838
		526,384
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	1,645	40,352
Clearway Energy, Inc., Class C	3,877	100,531
Montauk Renewables, Inc.(a)(b)	3,361	14,049
Ormat Technologies, Inc.	2,544	163,197
Sunnova Energy International, Inc.(a)(b)	5,359	13,773
Talen Energy Corp.(a)(b)	2,181	483,593
		815,495
Industrial REITs — 0.9%
Americold Realty Trust, Inc.	12,329	269,389
EastGroup Properties, Inc.	2,261	383,511
First Industrial Realty Trust, Inc.	5,886	314,253
Innovative Industrial Properties, Inc.	1,311	93,972
LXP Industrial Trust	13,816	114,949
Plymouth Industrial REIT, Inc.	1,959	32,911
Rexford Industrial Realty, Inc.	9,553	388,425
STAG Industrial, Inc.	8,554	292,376
Terreno Realty Corp.	4,445	290,792
		2,180,578
Insurance — 3.2%
Abacus Life, Inc., Class A(a)	1,164	9,068
American Financial Group, Inc.	3,515	480,008
AMERISAFE, Inc.	919	45,968
Assurant, Inc.	2,483	534,317
Assured Guaranty Ltd.	2,536	239,906
Axis Capital Holdings Ltd.	3,732	339,687
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	3,107	127,232
Bowhead Specialty Holdings, Inc.(a)	466	15,066
Brighthouse Financial, Inc.(a)	3,042	187,722
CNO Financial Group, Inc.	5,165	206,290
Security	Shares	Value
Insurance (continued)
Employers Holdings, Inc.	1,020	$ 50,143
Enstar Group Ltd.(a)	554	181,152
F&G Annuities & Life, Inc.	872	40,033
First American Financial Corp.	4,850	306,617
Genworth Financial, Inc., Class A(a)	81	586
Globe Life, Inc.	4,404	537,684
Goosehead Insurance, Inc., Class A	1,098	117,673
Hamilton Insurance Group Ltd., Class B(a)	1,940	37,112
Hanover Insurance Group, Inc. (The)	1,720	263,315
HCI Group, Inc.	378	46,090
Horace Mann Educators Corp.	1,984	76,642
Kemper Corp.	2,955	198,517
Kinsale Capital Group, Inc.(b)	1,044	461,385
Lemonade, Inc.(a)(b)	2,531	84,130
Lincoln National Corp.	8,090	284,444
Mercury General Corp.	1,284	63,995
Old Republic International Corp.	12,095	442,435
Oscar Health, Inc., Class A(a)(b)	7,983	132,518
Palomar Holdings, Inc.(a)	1,222	131,817
Primerica, Inc.	1,642	476,459
ProAssurance Corp.(a)	2,434	36,413
RLI Corp.	3,882	284,745
Root, Inc., Class A(a)(b)	408	39,780
Ryan Specialty Holdings, Inc., Class A	4,957	330,037
Safety Insurance Group, Inc.	734	57,993
Selective Insurance Group, Inc.	2,888	242,967
SiriusPoint Ltd.(a)	4,876	70,995
Skyward Specialty Insurance Group, Inc.(a)	1,450	64,206
Stewart Information Services Corp.	1,318	85,920
Tiptree, Inc.	1,123	22,505
Trupanion, Inc.(a)(b)	1,653	78,418
White Mountains Insurance Group Ltd.	121	233,828
		7,665,818
Interactive Media & Services — 0.7%
Bumble, Inc., Class A(a)	4,316	35,003
Cargurus, Inc., Class A(a)	4,034	158,133
Cars.com, Inc.(a)	2,945	52,774
Grindr, Inc.(a)(b)	1,126	20,088
IAC, Inc.(a)	3,653	154,632
Match Group, Inc.	12,508	446,536
MediaAlpha, Inc., Class A(a)	1,215	13,839
QuinStreet, Inc.(a)	2,440	57,730
Rumble, Inc., Class A(a)(b)	4,038	49,991
Shutterstock, Inc.(b)	1,139	33,623
Taboola.com Ltd.(a)	7,342	27,973
TripAdvisor, Inc.(a)	5,088	89,345
Trump Media & Technology Group Corp., Class A(a)(b)	3,335	106,253
Vimeo, Inc.(a)	7,130	47,842
Webtoon Entertainment, Inc.(a)(b)	715	9,116
Yelp, Inc.(a)	3,168	126,530
Ziff Davis, Inc.(a)(b)	2,207	118,935
ZipRecruiter, Inc., Class A(a)	2,952	20,310
ZoomInfo Technologies, Inc., Class A(a)	13,277	136,620
		1,705,273
IT Services — 0.7%
ASGN, Inc.(a)	2,174	191,769
Couchbase, Inc.(a)(b)	1,731	30,708
DigitalOcean Holdings, Inc.(a)	2,546	105,608
DXC Technology Co.(a)	8,411	182,687
EPAM Systems, Inc.(a)	2,645	671,724
Fastly, Inc., Class A(a)	5,914	61,920
Grid Dynamics Holdings, Inc., Class A(a)	2,858	64,562

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Hackett Group, Inc. (The)	1,256	$ 38,785
Kyndryl Holdings, Inc.(a)	10,777	409,095
		1,756,858
Leisure Products — 0.6%
Acushnet Holdings Corp.	1,385	90,468
Brunswick Corp.	3,167	213,582
Funko, Inc., Class A(a)	1,599	22,386
Hasbro, Inc.	6,188	357,914
Latham Group, Inc.(a)(b)	1,879	13,717
Malibu Boats, Inc., Class A(a)	921	35,265
Mattel, Inc.(a)	16,126	300,588
Peloton Interactive, Inc., Class A(a)(b)	16,488	127,782
Polaris, Inc.	2,510	119,727
Sturm Ruger & Co., Inc.	833	29,655
Topgolf Callaway Brands Corp.(a)	6,737	52,953
YETI Holdings, Inc.(a)	4,049	150,866
		1,514,903
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A(a)(b)	4,928	73,920
Azenta, Inc.(a)(b)	1,865	100,803
BioLife Solutions, Inc.(a)	1,703	46,500
Bio-Rad Laboratories, Inc., Class A(a)	979	353,302
Bruker Corp.	4,455	259,058
Charles River Laboratories International, Inc.(a)	2,410	397,072
Cytek Biosciences, Inc.(a)	4,972	25,606
Fortrea Holdings, Inc.(a)	3,838	64,517
Maravai LifeSciences Holdings, Inc., Class A(a)	5,139	25,335
Medpace Holdings, Inc.(a)	1,184	413,394
Mesa Laboratories, Inc.	244	33,596
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Repligen Corp.(a)	2,466	409,874
Sotera Health Co.(a)(b)	6,013	82,438
Standard BioTools, Inc.(a)	15,160	23,498
Tempus AI, Inc., Class A(a)(b)	2,781	159,602
		2,468,515
Machinery — 4.3%
AGCO Corp.	2,958	308,904
Alamo Group, Inc.	471	87,399
Albany International Corp., Class A	1,458	117,734
Allison Transmission Holdings, Inc.	4,130	485,440
Astec Industries, Inc.	1,061	37,040
Atmus Filtration Technologies, Inc.	784	32,787
Blue Bird Corp.(a)(b)	1,486	52,931
Chart Industries, Inc.(a)(b)	2,018	426,989
Columbus McKinnon Corp.	1,339	48,766
Crane Co.	2,288	389,692
Donaldson Co., Inc.	5,675	404,003
Energy Recovery, Inc.(a)	2,650	38,001
Enerpac Tool Group Corp., Class A	2,568	116,048
Enpro, Inc.	994	184,586
Esab Corp.	2,678	331,644
ESCO Technologies, Inc.	1,197	158,890
Federal Signal Corp.	2,877	282,838
Flowserve Corp.	6,196	387,994
Franklin Electric Co., Inc.	1,894	189,381
Gates Industrial Corp. PLC(a)	8,901	184,162
Gorman-Rupp Co. (The)	948	36,384
Greenbrier Cos., Inc. (The)	1,490	98,727
Helios Technologies, Inc.	1,540	68,699
Hillenbrand, Inc.	3,272	111,215
Security	Shares	Value
Machinery (continued)
Hillman Solutions Corp.(a)(b)	8,658	$ 86,580
Hyster-Yale, Inc., Class A	528	28,206
ITT, Inc.	3,864	583,541
JBT Marel Corp.	1,509	200,697
Kadant, Inc.(b)	549	204,722
Kennametal, Inc.	3,539	84,759
Lincoln Electric Holdings, Inc.	2,692	535,116
Lindsay Corp.	513	68,839
Middleby Corp. (The)(a)(b)	2,525	432,129
Miller Industries, Inc.	534	35,228
Mueller Industries, Inc.	5,187	408,476
Mueller Water Products, Inc., Class A	7,382	169,786
Oshkosh Corp.	3,070	357,348
Proto Labs, Inc.(a)	1,149	47,948
RBC Bearings, Inc.(a)	1,349	470,464
REV Group, Inc.	2,034	70,580
SPX Technologies, Inc.(a)	2,164	321,397
Standex International Corp.	557	101,764
Symbotic, Inc., Class A(a)(b)	1,209	35,484
Tennant Co.	891	76,198
Terex Corp.	3,201	153,936
Timken Co. (The)	3,182	255,419
Toro Co. (The)	4,892	407,357
Trinity Industries, Inc.	3,836	145,116
Wabash National Corp.	2,179	33,992
Watts Water Technologies, Inc., Class A	1,286	265,919
		10,161,255
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd.	1,818	26,288
Kirby Corp.(a)	2,753	300,490
Matson, Inc.	1,613	228,804
		555,582
Media — 1.3%
Altice U.S.A., Inc., Class A(a)(b)	10,725	30,137
Cable One, Inc.	213	64,754
Clear Channel Outdoor Holdings, Inc.(a)	12,549	17,067
EchoStar Corp., Class A(a)	5,667	156,749
Emerald Holding, Inc.	7,173	32,279
Gannett Co., Inc.(a)	5,984	27,048
Gray Media, Inc.	4,600	17,204
Ibotta, Inc., Class A(a)(b)	322	23,345
Integral Ad Science Holding Corp.(a)(b)	3,318	34,872
Interpublic Group of Cos., Inc. (The)	17,762	509,237
John Wiley & Sons, Inc., Class A	2,067	84,602
Liberty Broadband Corp., Class A(a)	811	61,660
Liberty Broadband Corp., Class C, NVS(a)	5,111	391,809
Magnite, Inc.(a)(b)	5,887	101,256
National CineMedia, Inc.(a)	2,928	19,296
New York Times Co. (The), Class A	7,351	399,159
Nexstar Media Group, Inc., Class A	1,471	225,387
Paramount Global, Class A(b)	273	6,227
Paramount Global, Class B, NVS	26,377	286,982
PubMatic, Inc., Class A(a)	1,938	29,303
Scholastic Corp.	1,130	21,933
Sinclair, Inc., Class A	1,642	24,055
Sirius XM Holdings, Inc.(b)	11,411	273,978
Stagwell, Inc., Class A(a)	4,388	27,381
TechTarget, Inc.(a)	1,210	20,606
TEGNA, Inc.	7,954	144,922
Thryv Holdings, Inc.(a)	1,429	25,022
		3,056,270

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 1.5%
Alcoa Corp.	11,595	$ 409,535
Alpha Metallurgical Resources, Inc.(a)	515	94,333
ATI, Inc.(a)	6,650	379,649
Carpenter Technology Corp.	2,318	447,513
Century Aluminum Co.(a)	2,440	44,603
Cleveland-Cliffs, Inc.(a)	23,113	236,677
Coeur Mining, Inc.(a)(b)	18,699	123,413
Commercial Metals Co.	5,423	262,961
Hecla Mining Co.	27,661	157,115
Ivanhoe Electric, Inc.(a)(b)	3,601	21,318
Kaiser Aluminum Corp.	741	51,870
Materion Corp.	973	98,273
Metallus, Inc.(a)	1,742	26,025
MP Materials Corp., Class A(a)(b)	4,478	98,337
Royal Gold, Inc.	3,099	433,302
Ryerson Holding Corp.	1,384	30,946
SunCoke Energy, Inc.	3,946	37,053
United States Steel Corp.	10,517	387,551
Warrior Met Coal, Inc.	2,480	130,870
Worthington Steel, Inc.	1,533	44,534
		3,515,878
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AGNC Investment Corp.	41,513	413,885
Annaly Capital Management, Inc.	26,354	537,885
Apollo Commercial Real Estate Finance, Inc.	6,192	54,861
Arbor Realty Trust, Inc.(b)	8,136	108,941
ARMOUR Residential REIT, Inc.	2,677	50,381
Blackstone Mortgage Trust, Inc., Class A	7,771	139,878
BrightSpire Capital, Inc., Class A	6,354	35,773
Chimera Investment Corp.	3,690	54,944
Claros Mortgage Trust, Inc.	5,056	16,685
Dynex Capital, Inc.	3,467	46,007
Ellington Financial, Inc.	3,643	45,756
Franklin BSP Realty Trust, Inc.	3,865	49,202
KKR Real Estate Finance Trust, Inc.	2,883	28,772
Ladder Capital Corp., Class A	5,668	63,538
MFA Financial, Inc.	4,746	49,833
Orchid Island Capital, Inc.	3,703	30,920
PennyMac Mortgage Investment Trust	4,070	55,352
Ready Capital Corp.	7,611	50,613
Redwood Trust, Inc.	6,151	40,289
Rithm Capital Corp.	24,215	278,715
Starwood Property Trust, Inc.	14,880	287,928
TPG RE Finance Trust, Inc.	2,775	23,338
Two Harbors Investment Corp.	4,959	63,227
		2,526,723
Multi-Utilities — 0.2%
Avista Corp.	3,688	135,055
Black Hills Corp.	3,271	192,106
Northwestern Energy Group, Inc.	2,723	146,797
Unitil Corp.	757	40,552
		514,510
Office REITs — 0.7%
Brandywine Realty Trust	7,856	43,129
COPT Defense Properties	5,390	158,682
Cousins Properties, Inc.	7,079	216,122
Douglas Emmett, Inc.	7,609	139,701
Easterly Government Properties, Inc.	4,489	50,995
Highwoods Properties, Inc.	5,068	150,976
Hudson Pacific Properties, Inc.	6,306	19,738
JBG SMITH Properties	3,930	60,954
Security	Shares	Value
Office REITs (continued)
Kilroy Realty Corp.	5,460	$ 213,049
Paramount Group, Inc.	8,598	42,044
Piedmont Office Realty Trust, Inc., Class A	5,852	51,146
SL Green Realty Corp.	3,409	229,733
Vornado Realty Trust	8,125	351,488
		1,727,757
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	15,977	256,271
Antero Resources Corp.(a)	13,857	517,143
APA Corp.	17,381	381,165
BKV Corp.(a)	827	20,261
California Resources Corp.	2,775	136,530
Calumet, Inc.(a)(b)	3,204	56,743
Centrus Energy Corp., Class A(a)(b)	616	50,697
Chord Energy Corp.	2,891	325,093
Civitas Resources, Inc.	3,446	174,919
Clean Energy Fuels Corp.(a)(b)	7,659	25,351
CNX Resources Corp.(a)	7,308	200,093
Comstock Resources, Inc.(a)	4,113	76,337
Core Natural Resources, Inc.	2,388	215,732
Crescent Energy Co., Class A	8,063	121,429
CVR Energy, Inc.	1,592	30,168
Delek U.S. Holdings, Inc.	2,939	52,490
Dorian LPG Ltd.	1,832	44,041
DT Midstream, Inc.	4,564	461,329
Excelerate Energy, Inc., Class A	778	23,239
Granite Ridge Resources, Inc.	2,782	17,221
Green Plains, Inc.(a)	2,685	23,977
Gulfport Energy Corp.(a)	615	109,784
HF Sinclair Corp.	7,860	283,589
HighPeak Energy, Inc.(b)	767	10,454
International Seaways, Inc.	1,647	64,151
Kinetik Holdings, Inc., Class A	842	54,250
Kosmos Energy Ltd.(a)(b)	22,084	70,227
Magnolia Oil & Gas Corp., Class A	8,194	194,198
Matador Resources Co.	5,591	324,278
Murphy Oil Corp.	7,217	192,189
New Fortress Energy, Inc., Class A	6,143	92,145
NextDecade Corp.(a)	4,066	34,480
Northern Oil & Gas, Inc.	4,423	159,007
Ovintiv, Inc.	12,541	529,481
Par Pacific Holdings, Inc.(a)	2,721	45,495
PBF Energy, Inc., Class A	4,869	142,467
Peabody Energy Corp.	5,761	104,562
Permian Resources Corp., Class A	29,527	432,571
Range Resources Corp.	11,321	419,330
REX American Resources Corp.(a)	786	32,792
Sitio Royalties Corp., Class A	3,776	76,049
SM Energy Co.	5,391	204,642
Talos Energy, Inc.(a)(b)	5,789	57,427
Uranium Energy Corp.(a)(b)	17,615	124,362
Vital Energy, Inc.(a)	1,130	36,047
Vitesse Energy, Inc.	1,148	29,710
World Kinect Corp.	2,856	80,739
		7,114,655
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	3,030	354,419
Sylvamo Corp.	1,683	134,808
		489,227
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	6,035	442,064

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines (continued)
Allegiant Travel Co.	734	$ 75,184
American Airlines Group, Inc.(a)	28,604	483,980
Frontier Group Holdings, Inc.(a)(b)	4,210	35,490
JetBlue Airways Corp.(a)(b)	15,363	101,088
Joby Aviation, Inc., Class A(a)(b)	22,803	188,353
SkyWest, Inc.(a)	1,854	224,186
Sun Country Airlines Holdings, Inc.(a)	1,985	33,665
Wheels Up Experience, Inc., Class A(a)(b)	4,252	6,633
		1,590,643
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)(b)	6,141	475,006
Coty, Inc., Class A(a)	18,102	132,688
Edgewell Personal Care Co.	2,330	77,589
elf Beauty, Inc.(a)	2,504	250,175
Herbalife Ltd.(a)	4,515	24,652
Interparfums, Inc.	844	119,021
Olaplex Holdings, Inc.(a)(b)	6,455	10,070
USANA Health Sciences, Inc.(a)	562	18,304
		1,107,505
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc., Class A(a)	6,226	51,427
Amphastar Pharmaceuticals, Inc.(a)	1,798	62,696
ANI Pharmaceuticals, Inc.(a)	846	49,609
Arvinas, Inc.(a)	2,320	40,855
Avadel Pharmaceuticals PLC(a)	4,304	34,002
Axsome Therapeutics, Inc.(a)(b)	1,873	199,400
BioAge Labs, Inc.(a)(b)	677	3,107
Cassava Sciences, Inc.(a)(b)	2,223	5,291
Collegium Pharmaceutical, Inc.(a)	1,486	47,730
Corcept Therapeutics, Inc.(a)	4,662	311,981
CorMedix, Inc.(a)	2,826	29,023
Edgewise Therapeutics, Inc.(a)	2,767	77,531
Elanco Animal Health, Inc.(a)	23,290	280,179
Enliven Therapeutics, Inc.(a)(b)	1,236	27,019
Evolus, Inc.(a)	2,434	34,003
EyePoint Pharmaceuticals, Inc.(a)(b)	2,657	20,326
Harmony Biosciences Holdings, Inc.(a)	1,508	58,465
Innoviva, Inc.(a)	2,698	50,291
Intra-Cellular Therapies, Inc.(a)	4,605	585,203
Jazz Pharmaceuticals PLC(a)(b)	2,968	369,130
Ligand Pharmaceuticals, Inc.(a)	846	98,601
Liquidia Corp.(a)(b)	2,297	32,686
MBX Biosciences, Inc.(a)(b)	677	6,777
Neumora Therapeutics, Inc.(a)(b)	3,493	6,742
Nuvation Bio, Inc., Class A(a)(b)	9,873	22,807
Ocular Therapeutix, Inc.(a)(b)	5,063	38,985
Organon & Co.	12,156	189,147
Pacira BioSciences, Inc.(a)	2,237	58,900
Perrigo Co. PLC	6,456	160,819
Phathom Pharmaceuticals, Inc.(a)(b)	1,942	11,633
Pliant Therapeutics, Inc.(a)(b)	2,089	22,457
Prestige Consumer Healthcare, Inc.(a)	2,331	178,951
Rapport Therapeutics, Inc.(a)	433	7,106
Scilex Holding Co. (Acquired 01/09/23, cost $19,912)(a)(d)	3,943	1,591
Supernus Pharmaceuticals, Inc.(a)	2,468	94,697
Tarsus Pharmaceuticals, Inc.(a)	1,137	61,125
Third Harmonic Bio, Inc.(a)(b)	492	2,588
Tilray Brands, Inc.(a)(b)	39,561	41,539
WaVe Life Sciences Ltd.(a)	4,768	55,166
		3,429,585
Security	Shares	Value
Professional Services — 2.8%
Alight, Inc., Class A	19,581	$ 134,130
Amentum Holdings, Inc.(a)	5,859	122,863
Barrett Business Services, Inc.	1,198	51,909
CACI International, Inc., Class A(a)	1,053	406,732
CBIZ, Inc.(a)	2,220	190,498
Clarivate PLC(a)(b)	17,935	97,208
Concentrix Corp.	2,049	107,122
CRA International, Inc.	310	56,910
CSG Systems International, Inc.	1,395	82,012
Dayforce, Inc.(a)	7,341	519,302
Dun & Bradstreet Holdings, Inc.	12,769	157,059
ExlService Holdings, Inc.(a)	7,658	384,891
Exponent, Inc.	2,391	219,183
First Advantage Corp.(a)	2,780	52,486
FTI Consulting, Inc.(a)	1,673	326,821
Genpact Ltd.	7,321	356,459
Heidrick & Struggles International, Inc.	951	44,212
Huron Consulting Group, Inc.(a)	847	107,383
ICF International, Inc.	883	103,055
Insperity, Inc.	1,715	128,642
KBR, Inc.	6,336	344,805
Kelly Services, Inc., Class A, NVS	1,576	22,190
Kforce, Inc.	875	48,764
Korn Ferry	2,367	167,418
Legalzoom.com, Inc.(a)	5,281	47,476
ManpowerGroup, Inc.	2,271	136,760
Maximus, Inc.	2,867	215,856
NV5 Global, Inc.(a)	2,673	50,359
Parsons Corp.(a)	2,210	175,187
Paycor HCM, Inc.(a)	3,811	84,337
Paylocity Holding Corp.(a)	2,061	423,577
Robert Half, Inc.	4,930	319,415
Science Applications International Corp.	2,405	260,413
TriNet Group, Inc.	1,496	139,711
UL Solutions, Inc., Class A	2,949	158,981
Upwork, Inc.(a)	5,700	89,832
Verra Mobility Corp., Class A(a)	7,810	206,106
Willdan Group, Inc.(a)	563	19,899
WNS Holdings Ltd.(a)	1,875	114,844
		6,674,807
Real Estate Management & Development — 0.3%
Compass, Inc., Class A(a)	17,409	126,215
Cushman & Wakefield PLC(a)	7,919	109,203
eXp World Holdings, Inc.	3,793	43,164
Forestar Group, Inc.(a)	943	22,500
Howard Hughes Holdings, Inc.(a)	1,469	112,188
Kennedy-Wilson Holdings, Inc.	5,070	45,884
Landbridge Co. LLC, Class A	543	35,224
Marcus & Millichap, Inc.	1,164	44,418
Newmark Group, Inc., Class A	6,673	94,289
Opendoor Technologies, Inc., Class A(a)	26,933	37,168
Redfin Corp.(a)	5,552	44,416
St. Joe Co. (The)	1,809	87,013
		801,682
Residential REITs — 0.2%
Apartment Investment & Management Co., Class A	6,012	54,348
Centerspace	801	48,661
Elme Communities	4,133	63,070
Independence Realty Trust, Inc.	10,555	202,761
NexPoint Residential Trust, Inc.	1,048	41,375

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
UMH Properties, Inc.	3,443	$ 61,940
Veris Residential, Inc.	3,805	60,652
		532,807
Retail REITs — 1.3%
Acadia Realty Trust	5,762	132,756
Agree Realty Corp.	5,028	364,882
Alexander’s, Inc.	108	20,515
Brixmor Property Group, Inc.	14,134	368,332
CBL & Associates Properties, Inc.	670	20,509
Curbline Properties Corp.	4,427	108,329
Federal Realty Investment Trust	3,908	424,526
Getty Realty Corp.	2,414	74,858
InvenTrust Properties Corp.	3,642	108,313
Kite Realty Group Trust	10,290	238,213
Macerich Co. (The)	11,185	232,424
NETSTREIT Corp.	3,416	49,464
NNN REIT, Inc.	8,586	338,202
Phillips Edison & Co., Inc.	5,818	211,368
Retail Opportunity Investments Corp.	5,829	101,833
Saul Centers, Inc.	610	22,277
SITE Centers Corp.	2,294	34,364
Tanger, Inc.	5,105	167,546
Urban Edge Properties	5,997	121,979
Whitestone REIT	2,147	28,770
		3,169,460
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc., Class A(a)	2,191	45,025
Allegro MicroSystems, Inc.(a)	5,770	138,999
Alpha & Omega Semiconductor Ltd.(a)	1,100	42,262
Ambarella, Inc.(a)	1,935	148,453
Amkor Technology, Inc.	5,629	138,530
Axcelis Technologies, Inc.(a)	1,518	103,224
Cirrus Logic, Inc.(a)	2,551	256,222
Cohu, Inc.(a)	2,215	50,746
Credo Technology Group Holding Ltd.(a)	6,307	441,616
Diodes, Inc.(a)	2,187	128,989
FormFactor, Inc.(a)	3,702	148,265
Ichor Holdings Ltd.(a)	1,543	42,371
Impinj, Inc.(a)(b)	1,070	135,772
indie Semiconductor, Inc., Class A(a)(b)	7,469	30,623
Kulicke & Soffa Industries, Inc.	2,483	110,121
Lattice Semiconductor Corp.(a)	6,484	369,718
MACOM Technology Solutions Holdings, Inc.(a)	2,696	356,546
MaxLinear, Inc.(a)	3,642	65,046
MKS Instruments, Inc.	2,738	310,161
Onto Innovation, Inc.(a)	2,317	474,429
PDF Solutions, Inc.(a)	1,416	39,450
Penguin Solutions, Inc.(a)	2,457	49,828
Photronics, Inc.(a)	2,816	64,740
Power Integrations, Inc.	2,666	166,145
Qorvo, Inc.(a)	4,517	374,821
Rambus, Inc.(a)(b)	5,088	313,522
Semtech Corp.(a)	4,052	271,322
Silicon Laboratories, Inc.(a)	1,502	203,656
SiTime Corp.(a)	861	175,816
SolarEdge Technologies, Inc.(a)(b)	2,661	34,859
Synaptics, Inc.(a)	1,832	155,537
Ultra Clean Holdings, Inc.(a)	2,093	77,169
Universal Display Corp.	2,230	334,322
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc.(a)	2,626	$ 66,648
Wolfspeed, Inc.(a)(b)	5,419	33,218
		5,898,171
Software — 6.1%
A10 Networks, Inc.	3,302	64,752
ACI Worldwide, Inc.(a)	4,985	266,947
Adeia, Inc.	5,104	65,586
Agilysys, Inc.(a)	1,103	99,513
Alarm.com Holdings, Inc.(a)	2,324	140,997
Alkami Technology, Inc.(a)	2,160	75,146
Altair Engineering, Inc., Class A(a)	2,673	294,966
Amplitude, Inc., Class A(a)	3,615	44,031
Appfolio, Inc., Class A(a)	1,011	236,483
Appian Corp., Class A(a)	1,600	56,144
Asana, Inc., Class A(a)	4,235	90,375
Aurora Innovation, Inc., Class A(a)(b)	46,271	314,643
AvePoint, Inc., Class A(a)	4,310	80,942
BILL Holdings, Inc.(a)	4,633	448,335
Blackbaud, Inc.(a)	1,985	153,143
BlackLine, Inc.(a)	2,382	152,091
Blend Labs, Inc., Class A(a)	8,604	33,125
Box, Inc., Class A(a)	6,803	227,152
Braze, Inc., Class A(a)	3,195	146,906
C3.ai, Inc., Class A(a)(b)	5,247	164,493
CCC Intelligent Solutions Holdings, Inc.(a)	15,244	169,361
Cipher Mining, Inc.(a)(b)	11,313	64,823
Cleanspark, Inc.(a)(b)	11,757	122,743
Clear Secure, Inc., Class A	3,776	89,378
Clearwater Analytics Holdings, Inc., Class A(a)	7,173	201,992
Commvault Systems, Inc.(a)	2,053	326,961
Confluent, Inc., Class A(a)	11,409	338,619
Core Scientific, Inc.(a)(b)	11,594	142,258
Daily Journal Corp.(a)	59	24,196
Digimarc Corp.(a)(b)	685	25,119
Dolby Laboratories, Inc., Class A	2,785	233,188
DoubleVerify Holdings, Inc.(a)	6,808	140,313
Dropbox, Inc., Class A(a)	11,276	362,523
E2open Parent Holdings, Inc., Class A(a)(b)	9,110	23,959
Elastic NV(a)	4,034	454,148
Enfusion, Inc., Class A(a)	2,354	26,271
EverCommerce, Inc.(a)	1,086	11,012
Five9, Inc.(a)	3,448	141,334
Freshworks, Inc., Class A(a)	8,647	160,834
Gitlab, Inc., Class A(a)(b)	5,486	399,161
HashiCorp, Inc., Class A(a)	7,073	241,897
Hut 8 Corp.(a)(b)	3,742	81,164
Informatica, Inc., Class A(a)	6,216	159,627
Intapp, Inc.(a)	2,004	142,865
InterDigital, Inc.	1,192	218,112
Jamf Holding Corp.(a)	2,526	38,168
JFrog Ltd.(a)(b)	3,674	127,708
Klaviyo, Inc., Class A(a)	3,717	171,019
Life360, Inc.(a)	3,301	150,922
LiveRamp Holdings, Inc.(a)	3,052	103,768
MARA Holdings, Inc.(a)(b)	14,182	260,098
Matterport, Inc., Class A(a)	12,515	65,203
Meridianlink, Inc.(a)	1,175	22,619
N-able, Inc.(a)	3,325	32,219
nCino, Inc.(a)(b)	3,570	121,416
NCR Voyix Corp.(a)	7,125	87,566
NextNav, Inc.(a)	2,493	30,988
OneSpan, Inc.	1,684	32,400

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Onestream, Inc., Class A(a)	1,328	$ 39,548
Pagaya Technologies Ltd., Class A(a)(b)	1,445	13,410
PagerDuty, Inc.(a)(b)	4,324	80,080
Pegasystems, Inc.	1,964	212,682
Procore Technologies, Inc.(a)(b)	4,070	323,809
Progress Software Corp.	2,053	117,698
PROS Holdings, Inc.(a)	2,037	48,114
Q2 Holdings, Inc.(a)	2,753	262,003
Qualys, Inc.(a)	1,740	242,573
QXO, Inc.(b)	16,092	213,863
Rapid7, Inc.(a)(b)	2,913	112,209
RingCentral, Inc., Class A(a)	3,740	130,227
Riot Platforms, Inc.(a)(b)	14,657	174,125
Rubrik, Inc., Class A(a)	2,912	213,362
Samsara, Inc., Class A(a)(b)	10,553	543,480
SEMrush Holdings, Inc., Class A(a)	1,543	26,910
SentinelOne, Inc., Class A(a)	12,783	306,153
SolarWinds Corp.	2,391	35,578
SoundHound AI, Inc., Class A(a)(b)	15,156	214,457
Sprinklr, Inc., Class A(a)	5,194	46,279
Sprout Social, Inc., Class A(a)(b)	2,301	75,174
SPS Commerce, Inc.(a)	1,722	318,019
Tenable Holdings, Inc.(a)	5,580	240,442
Teradata Corp.(a)	4,539	144,839
Terawulf, Inc.(a)(b)	13,897	66,289
UiPath, Inc., Class A(a)(b)	20,920	297,482
Unity Software, Inc.(a)(b)	14,031	311,488
Varonis Systems, Inc.(a)	5,191	235,464
Verint Systems, Inc.(a)(b)	2,906	73,754
Vertex, Inc., Class A(a)(b)	2,330	134,558
Weave Communications, Inc.(a)	1,688	27,548
Workiva, Inc., Class A(a)	2,412	236,907
Yext, Inc.(a)	5,344	35,164
Zeta Global Holdings Corp., Class A(a)	9,049	166,049
Zuora, Inc., Class A(a)	6,584	65,708
		14,487,167
Specialized REITs — 0.8%
CubeSmart	10,563	440,477
EPR Properties	3,540	163,194
Four Corners Property Trust, Inc.	4,604	126,288
Lamar Advertising Co., Class A	4,105	518,954
National Storage Affiliates Trust	3,255	120,923
Outfront Media, Inc.	6,550	120,520
PotlatchDeltic Corp.	3,730	166,843
Rayonier, Inc.	6,288	164,369
Safehold, Inc.	2,139	34,673
Uniti Group, Inc.	11,207	61,078
		1,917,319
Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A(a)	2,350	280,543
Academy Sports & Outdoors, Inc.	3,297	172,466
Advance Auto Parts, Inc.	2,834	137,449
American Eagle Outfitters, Inc.	8,525	137,593
Arko Corp., Class A	3,715	26,265
Asbury Automotive Group, Inc.(a)	949	281,549
AutoNation, Inc.(a)	1,270	239,458
Bath & Body Works, Inc.	10,488	394,454
Boot Barn Holdings, Inc.(a)	1,433	230,498
Buckle, Inc. (The)	1,474	70,177
Caleres, Inc.	1,633	29,933
Camping World Holdings, Inc., Class A	2,640	60,958
Chewy, Inc., Class A(a)	7,635	297,612
Security	Shares	Value
Specialty Retail (continued)
EVgo, Inc., Class A(a)	4,652	$ 16,142
Five Below, Inc.(a)	2,582	242,140
Foot Locker, Inc.(a)	3,869	77,573
GameStop Corp., Class A(a)	19,162	515,458
Gap, Inc. (The)	10,481	252,278
Group 1 Automotive, Inc.	635	289,871
Guess?, Inc.	1,326	17,119
Lithia Motors, Inc., Class A	1,298	488,178
MarineMax, Inc.(a)	939	28,508
Monro, Inc.	1,393	27,359
Murphy U.S.A., Inc.	946	475,753
National Vision Holdings, Inc.(a)	3,658	41,701
ODP Corp. (The)(a)	1,648	37,245
Penske Automotive Group, Inc.	934	154,698
Revolve Group, Inc., Class A(a)(b)	1,796	56,718
RH(a)	707	296,311
Sally Beauty Holdings, Inc.(a)	4,891	53,165
Shoe Carnival, Inc.(b)	826	22,352
Signet Jewelers Ltd.	2,109	124,916
Sonic Automotive, Inc., Class A	681	50,564
Upbound Group, Inc.	2,297	67,394
Urban Outfitters, Inc.(a)	2,566	142,208
Valvoline, Inc.(a)	6,125	227,299
Victoria’s Secret & Co.(a)	3,352	121,879
Warby Parker, Inc., Class A(a)	2,880	79,805
Wayfair, Inc., Class A(a)	4,551	220,132
Winmark Corp.	133	51,815
		6,537,536
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc., Class A	1,482	23,623
Corsair Gaming, Inc.(a)	2,435	22,305
Diebold Nixdorf, Inc.(a)(b)	1,572	68,052
IonQ, Inc.(a)(b)	9,040	356,990
Xerox Holdings Corp.	5,525	47,183
		518,153
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.(a)	5,550	137,529
Carter’s, Inc.	1,761	94,953
Columbia Sportswear Co.	1,604	141,633
Crocs, Inc.(a)	2,832	289,062
Figs, Inc., Class A(a)(b)	6,105	34,737
G-III Apparel Group Ltd.(a)	1,894	59,131
Hanesbrands, Inc.(a)	16,474	133,769
Kontoor Brands, Inc.	2,628	241,382
Levi Strauss & Co., Class A	4,478	85,216
Oxford Industries, Inc.	722	60,547
PVH Corp.(b)	2,685	240,576
Ralph Lauren Corp., Class A	1,888	471,434
Skechers U.S.A., Inc., Class A(a)	6,307	475,169
Steven Madden Ltd.	3,322	136,368
Tapestry, Inc.	10,823	789,430
Under Armour, Inc., Class A(a)	8,893	74,256
Under Armour, Inc., Class C, NVS(a)	7,517	56,603
VF Corp.	15,545	403,704
Wolverine World Wide, Inc.	3,842	85,792
		4,011,291
Tobacco — 0.1%
Turning Point Brands, Inc.	802	51,119
Universal Corp.	1,199	63,691
		114,810

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 1.8%
Air Lease Corp., Class A	4,933	$ 227,905
Applied Industrial Technologies, Inc.	1,824	474,295
Beacon Roofing Supply, Inc.(a)	2,948	348,866
BlueLinx Holdings, Inc.(a)	400	43,112
Boise Cascade Co.	1,878	236,928
Core & Main, Inc., Class A(a)	8,538	481,885
Custom Truck One Source, Inc.(a)(b)	2,995	15,244
Distribution Solutions Group, Inc.(a)(b)	507	16,351
DNOW, Inc.(a)	4,995	74,326
DXP Enterprises, Inc.(a)	619	62,698
GATX Corp.	1,658	274,349
Global Industrial Co.	651	16,086
GMS, Inc.(a)	1,843	155,439
H&E Equipment Services, Inc.	1,600	141,904
Herc Holdings, Inc.	1,256	256,174
McGrath RentCorp	1,164	142,788
MRC Global, Inc.(a)	3,833	56,268
MSC Industrial Direct Co., Inc., Class A	2,079	167,172
Rush Enterprises, Inc., Class A	2,917	177,208
Rush Enterprises, Inc., Class B	402	23,043
SiteOne Landscape Supply, Inc.(a)(b)	2,103	299,257
Transcat, Inc.(a)	428	32,965
WESCO International, Inc.	2,098	388,130
Willis Lease Finance Corp.	108	20,943
Xometry, Inc., Class A(a)	1,947	64,660
		4,197,996
Water Utilities — 0.3%
American States Water Co.	1,738	129,481
California Water Service Group	2,704	122,464
Essential Utilities, Inc.	11,788	418,238
Middlesex Water Co.	827	41,879
SJW Group	1,355	68,062
		780,124
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	3,155	26,628
Shenandoah Telecommunications Co.	2,543	27,465
Telephone & Data Systems, Inc.	4,732	167,276
United States Cellular Corp.(a)	685	43,018
		264,387
Total Common Stocks — 99.8% (Cost: $208,055,691)		237,449,427
Security	Shares	Value
Rights
Biotechnology — 0.0%
Inhibrx, Inc., CVR(a)(c)	1,489	$ 1,668
Total Rights — 0.0% (Cost: $ —)		1,668
Total Long-Term Investments — 99.8% (Cost: $208,055,691)		237,451,095
Short-Term Securities
Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	21,482,018	21,492,759
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	459,300	459,300
Total Short-Term Securities — 9.2% (Cost: $21,938,490)		21,952,059
Total Investments — 109.0% (Cost: $229,994,181)		259,403,154
Liabilities in Excess of Other Assets — (9.0)%		(21,401,390)
Net Assets — 100.0%		$ 238,001,764

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,591, representing 0.0% of its net assets as of period end, and an original cost of $19,912.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 19,773,591	$ 1,713,719 (a)	$ —	$ 1,986	$ 3,463	$ 21,492,759	21,482,018	$ 99,581 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	184,955	274,345 (a)	—	—	—	459,300	459,300	16,057	—
				$ 1,986	$ 3,463	$ 21,952,059		$ 115,638	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	4	03/21/25	$ 459	$ 7,922
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 237,447,836	$ 1,591	$ —	$ 237,449,427
Rights	—	—	1,668	1,668
Short-Term Securities
Money Market Funds	21,952,059	—	—	21,952,059
	$ 259,399,895	$ 1,591	$ 1,668	$ 259,403,154
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 7,922	$ —	$ —	$ 7,922

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust